GOODWILL AND OTHER INTANGIBLE ASSETS Schedule of net carrying amount of goodwill (Details) (USD $)	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012
Goodwill [Line Items]
Accumulated Impairment	$ 2,000,000,000
Goodwill [Roll Forward]
Beginning Balance	3,435,000,000	3,365,000,000
Acquisition activity (see Note 4)	110,000,000	227,000,000
Effect of foreign currency translation adjustments	(25,000,000)	(157,000,000)
Ending Balance	3,520,000,000	3,435,000,000
Seeds And Genomics [Member]
Goodwill [Roll Forward]
Beginning Balance	3,378,000,000	3,308,000,000
Acquisition activity (see Note 4)	110,000,000	227,000,000
Effect of foreign currency translation adjustments	(27,000,000)	(157,000,000)
Ending Balance	3,461,000,000	3,378,000,000
Agricultural Productivity [Member]
Goodwill [Roll Forward]
Beginning Balance	57,000,000	57,000,000
Acquisition activity (see Note 4)	0	0
Effect of foreign currency translation adjustments	2,000,000	0
Ending Balance	$ 59,000,000	$ 57,000,000